Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000272551
Shareholder Report [Line Items]
Fund Name	xETFs NVDA Daily Income ETF
Trading Symbol	NYYY
Security Exchange Name	NYSEArca
Additional Information Phone Number	888- 668-8820
Additional Information Website	https://www.xetfs.com/investor-materials
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.99%	[1]
AssetsNet	$ 416,202
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 567
InvestmentCompanyPortfolioTurnover	0.00%
C000272553
Shareholder Report [Line Items]
Fund Name	xETFs TSLA Daily Income ETF
Trading Symbol	TYYY
Security Exchange Name	NYSEArca
Additional Information Phone Number	888-668-8820
Additional Information Website	https://www.xetfs.com/investor-materials
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.99%	[2]
AssetsNet	$ 463,285
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 586
InvestmentCompanyPortfolioTurnover	0.00%

[1]	Annualized
[2]	Annualized